Convertible notes (Schedule of Convertible Notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Oct. 31, 2020
Debt component:
Principal amounts	$ 460,000	$ 460,000
Unamortized discount	98,356
Unamortized issuance costs	9,610
Net carrying amount	352,034
Equity component, net	$ 99,190